Other Financial Statement Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Other Financial Statement Information [Abstract]
Summary of Property and equipment
Property and equipment, net consisted of the following (in thousands):

	December 31,
	2020	2021
Machinery and warehouse equipment	$7,133	$7,252
Internally developed software	8,044	12,593
Computer equipment	2,880	3,330
Leasehold improvements hold Improvements	1,763	2,164
Furniture and fixtures	1,241	1,184
Construction in progress	471	25

Total property and equipment	21,532	26,548
Less: accumulated depreciation	(6,432)	(10,616)

Property and equipment, net	$15,100	$15,932

Summary of Accrued Expenses
Accrued expenses consisted of the following (in thousands):

	June 30 , 2022	December 31, 2021
Inventory purchases	$3,468	$4,659
Compensation and benefits	1,744	2,072
Advertising costs	3,527	2,363
Fulfillment costs	1,147	1,120
Sales taxes	1,537	1,812
Transaction costs	21,399	1,846
Other accrued expenses	8,008	6,779

Total accrued expenses	$40,830	$20,651

Accrued expenses consisted of th
e fol
lowing (in
thousands
):

	December 31,
	2020	2021
Inventory purchases	$6,285	$4,659
Advertising costs	1,936	2,363
Compensation and benefits	1,545	2,072
Sales taxes	1,999	1,812
Fulfillment costs	1,156	1,120
Other accrued expenses	6,889	8,625

Total accrued expenses	$19,810	$20,651